SHAREHOLDERS' EQUITY - Narrative (Details) shares in Millions	12 Months Ended
Dec. 31, 2020 vote shares
Class of Stock
Directors elected (as a percent)	25.00%
Stock authorized for repurchase (shares) | shares	8.0
Class B Convertible Common Stock
Class of Stock
Number of votes	10
Class A Common Stock
Class of Stock
Number of votes	1